Property, Plant and Equipment, Net - Summary of PP&E Under Construction and Not Subject to DD&A (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	$ 1,999	$ 1,940
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	1,818	1,809
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	$ 181	$ 131